Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Credit facilities	$ 825,267	$ 427,287
Financial liabilities	549,178	63,882
Total borrowings	1,374,445	491,169
Less: Current portion of long-term borrowings, net	(255,137)	(201,835)
Less: Deferred finance costs, net	(12,736)	(4,312)
Long-term borrowings, net	$ 1,106,572	$ 285,022